Financial Instruments and Financial Risk Management - Schedule of Foreign Exchange Rate Sensitivity Analysis (Details) - United States Dollars - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
10% Appreciation
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ 29,169	$ 7,576
10% Depreciation
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ (35,651)	$ (9,260)